PARENT COMPANY INFORMATION - Maturities of bonds (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of parent company information
Scheduled maturities of bonds	$ 21,918,268	$ 20,140,350
Parent
Disclosure of parent company information
Scheduled maturities of bonds	1,231,955	$ 1,109,278
Parent | Not later than one year [member]
Disclosure of parent company information
Scheduled maturities of bonds	107,435
Parent | Later than two years [member]
Disclosure of parent company information
Scheduled maturities of bonds	$ 1,124,520